Annual Total Returns- Thrivent Government Bond Fund (Class S) [BarChart] - Class S - Thrivent Government Bond Fund - Class S	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	8.45%	3.42%	(3.99%)	5.36%	0.70%	1.39%	2.60%	0.07%	5.80%	7.16%